SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Summary of warrants activity
Number outstanding at January 1, 2024	222,395,667
Granted	61,750,000
Cancelled	(21,350,667)
Number outstanding at December 31, 2024	262,795,000
Granted	55,550,000
Cancelled	(42,550,000)
Number outstanding at December 31, 2025	275,795,000